Stock-Based and Other Incentive Compensation - Stock Options (Details) - Stock Options - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Options (in shares) [Roll Forward]
Options outstanding at the beginning of the period (in shares)	1.6
Stock options granted (in shares)	0.8
Stock options exercised (in shares)	(0.3)
Stock options cancelled (in shares)	(0.3)
Options outstanding at the end of the period (in shares)	1.8	1.6
Options exercisable at the end of the period (in shares)	0.7
Options expected to vest at the end of the period (in shares)	1.1
Weighted Average Remaining Contract Term (Years) [Roll Forward]
Options outstanding - weighted average remaining contract term (in years)	7 years 5 months 18 days	6 years 3 months 18 days
Options exercisable - weighted average remaining contract term (in years)	5 years 6 months 21 days
Options expected to vest - weighted average remaining contract term (in years)	8 years 8 months 31 days
Weighted Average Exercise Price (in dollars per share) [Roll Forward]
Weighted average exercise price of options outstanding, beginning of period (in usd per share)	$ 11.61
Options granted exercise price (in usd per share)	12.76
Options exercised, exercise price (in usd per share)	9.68
Options cancelled exercise price (in usd per share)	14.52
Weighted average exercise price of options outstanding, end of period (in usd per share)	12.04	$ 11.61
Options exercisable at end of period (in usd per share)	10.54
Options expected to vest after end of period (in usd per share)	$ 13.00
Aggregate Intrinsic Value [Roll Forward]
Aggregate intrinsic value of options outstanding, beginning of period (in dollars)	$ 4.0
Aggregate intrinsic value of options exercised (in dollars)	1.2	$ 0.6
Aggregate intrinsic value of options outstanding end of period (in dollars)	0.1	$ 4.0
Options Exercisable - aggregate intrinsic value (in dollars)	0.1
Options expected to vest - aggregate intrinsic value (in dollars)	$ 0.0
Assumptions:
Expected volatility (as a percent)	52.00%	57.00%	60.00%
Risk-free interest rate (as a percent)	1.70%	2.30%	2.20%
Dividend yield (as a percent)	0.00%	0.00%	0.00%
Expected life (in years)	6 years	6 years	6 years
Stock-based compensation, additional disclosures
Grants, weighted average grant date fair value (in usd per share)	$ 6.40	$ 7.69	$ 10.16
Stock-based compensation expense recognized	$ 2.2	$ 2.2	$ 2.0
Tax benefit recognized related to stock based compensation expenses	0.8	$ 0.8	$ 0.7
Unrecognized stock-based compensation expense relating to unvested awards that will be amortized	$ 5.6
Weighted-average period of amortization	2 years
Cash received from exercise of stock options	$ 3.0